Derivatives - Derivative Contracts (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Asset Derivative
Effect of daily cash settlement	$ (23)
Liability Derivative
Effect of daily cash settlement	(1,277)
Soybeans
Asset Derivative
Soybeans	18
Liability Derivative
Soybeans	48
Soybean oil
Asset Derivative
Soybeans	5
Liability Derivative
Soybeans	1
Soybean meal
Liability Derivative
Soybeans	$ 1,228